SUBSEQUENT EVENTS - Additional Information (Details)					12 Months Ended
	Apr. 10, 2020 USD ($)	Jan. 10, 2019 CNY (¥)	Jan. 10, 2019 USD ($)	Jan. 04, 2019 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 10, 2019 USD ($)	Dec. 26, 2018 $ / shares
Subsequent Event [Line Items]
Ordinary shares sold | $					$ 70,406	$ 4,103,479
Tianjin Huacheng Century Investment Co. Ltd | Civil Mediation Agreement | Sales Agency Service Contract | Mingda Tianjin (VIE)
Subsequent Event [Line Items]
Percentage of balance due as agreed to pay by defendant		90.00%					90.00%
Balance of damages due		¥ 2,063,569					$ 300,033
Total amount received from defendant		¥ 2,063,568	$ 300,033
Underwriter Warrants
Subsequent Event [Line Items]
Warrants issued | shares				126,082
Second closing of IPO
Subsequent Event [Line Items]
Ordinary shares sold (in shares) | shares				19,361
IPO
Subsequent Event [Line Items]
Common share price per share | $ / shares								$ 5
Subsequent Event | Mingda Tianjin (VIE)
Subsequent Event [Line Items]
Unpaid service fee | $	$ 15,632